LEASES (Tables)	12 Months Ended
Dec. 31, 2024
LEASES
Schedule of information on leases

	December 31,
	2024	2023	2022

Interest expense on lease liabilities	$83	$35	$49
Total cash outflow for leases	$712	$584	$737

Schedule of disclosures in respect of right-of-use assets

	Offices	Cars	Total
Cost:
Balance at January 1, 2024	$3,648	$—	$3,648
Initially consolidated subsidiary	246	104	350
Modification	32	—	32
Termination	—	(31)	(31)
Revaluation recognized in OCI	(13)	(4)	(17)
Other	(12)	—	(12)
Balance at December 31, 2024	3,901	69	3,970
Accumulated depreciation:
Balance at January 1, 2024	2,071	—	2,071
Depreciation	697	16	713
Termination	—	(1)	(1)
Revaluation recognized in OCI	(3)	(1)	(4)
Balance at December 31, 2024	2,765	14	2,779
Depreciated cost at December 31, 2024	$1,136	$55	$1,191

Offices
Cost:
Balance at January 1, 2023	$2,974
Addition	287
Modification	674
Disposal	(305)
Other	18
Balance at December 31, 2023	3,648

Accumulated depreciation:
Balance at January 1, 2023	1,590
Depreciation	677
Disposal	(196)
Balance at December 31, 2023	2,071

Depreciated cost at December 31, 2023	$1,577